Financial Instruments - Schedule of Information Regarding The Carrying Value Of Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 55,876	$ 44,396	$ 27,356	$ 23,389
Accounts receivable	135,208	62,259
Accounts payable and accrued liabilities	127,016	34,295
Current portion of long-term debt	13,461	406
Non-current portion of long-term debt	1,167,957	389,580
Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	55,876		44,396
Accounts receivable	135,208		62,259
Financial assets measured at amortized cost	191,084		106,655
Accounts payable and accrued liabilities	127,016		34,295
Current portion of long-term debt	13,461		406
Current portion of leases	31,520		12,610
Non-current portion of long-term debt	1,167,957		389,580
Non-current portion of leases	217,590		135,263
Financial liabilities measured at amortized cost	1,557,544		$ 572,154
Derivative in subordinated notes	5,754	0
Interest rate contracts	$ 86	$ 0